Securities Act File No. 333-183173
Investment Company Act File No. 811-22733

As filed with the Securities and Exchange Commission on March 28, 2016

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

_________________________

FORM N-1A

REGISTRATION STATEMENT

under

THE SECURITIES ACT OF 1933

POST-EFFECTIVE AMENDMENT NO. 7

and

THE INVESTMENT COMPANY ACT OF 1940

AMENDMENT NO. 10

_________________________

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

(Exact Name of Registrant as Specified in Charter)

601 Congress Street

Boston, MA 02210

(Address of Principal Executive Offices)

(617) 663-3000

_________________________

Kinga Kapuscinski, Esq.

Nicholas J. Kolokithas, Esq.

John Hancock Advisers, LLC

601 Congress Street

Boston, MA 02210

(Name and Address of Agent for Service)

Copies to:

Christopher P. Harvey, Esq.
Allison M. Fumai, Esq.
Dechert LLP
One International Place, 40th Floor
100 Oliver Street
Boston, MA 02110-2605

_________________________

It is proposed that this filing will become effective:

☒	immediately upon filing pursuant to paragraph (b)
☐	on (date) pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(1)
☐	on (date) pursuant to paragraph (a)(2)
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☐	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Approximate Date of Proposed Public Offering: As soon as practicable after the effective date of this Registration Statement.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of Boston, and The Commonwealth of Massachusetts on the 28th day of March, 2016.

JOHN HANCOCK EXCHANGE-TRADED FUND TRUST

By:	/s/Andrew G. Arnott
Name:	Andrew G. Arnott
Title:	President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Signature	Title	Date

/s/ Andrew G. Arnott	President	March 28, 2016
Andrew G. Arnott

/s/ Charles A. Rizzo	Chief Financial Officer	March 28, 2016
Charles A. Rizzo	(Principal Financial Officer and Principal Accounting Officer)

/s/ Charles L. Bardelis *	Trustee	March 28, 2016
Charles L. Bardelis

/s/ James R. Boyle *	Trustee	March 28, 2016
James R. Boyle

/s/ Craig Bromley *	Trustee	March 28, 2016
Craig Bromley

/s/ Peter S. Burgess *	Trustee	March 28, 2016
Peter S. Burgess

/s/ William H. Cunningham *	Trustee	March 28, 2016
William H. Cunningham

/s/ Grace K. Fey *	Trustee	March 28, 2016
Grace K. Fey

/s/ Theron S. Hoffman *	Trustee	March 28, 2016
Theron S. Hoffman

/s/ Deborah C. Jackson *	Trustee	March 28, 2016
Deborah C. Jackson

/s/ Hassell H. McClellan *	Trustee	March 28, 2016
Hassell H. McClellan

/s/ James M. Oates *	Trustee	March 28, 2016
James M. Oates

/s/ Steven R. Pruchansky *	Trustee	March 28, 2016
Steven R. Pruchansky

/s/ Gregory A. Russo *	Trustee	March 28, 2016
Gregory A. Russo

/s/ Warren A. Thomson *	Trustee	March 28, 2016
Warren A. Thomson

By:	/s/ Kinga Kapuscinski
Kinga Kapuscinski Attorney-In-Fact,

*Pursuant to Power of Attorney previously filed with Post-Effective Amendment No. 6 to the Trust’s Registration Statement on March 10, 2016

Exhibit Index

EX-101.INS	XBRL Instance Document
EX-101.SCH	XBRL Taxonomy Extension Schema Document
EX-101.CAL	XBRL Taxonomy Extension Calculation Linkbase Document
EX-101.DEF	XBRL Taxonomy Extension Definition Linkbase Document
EX-101.LAB	XBRL Taxonomy Extension Labels Linkbase Document
EX-101.PRE	XBRL Taxonomy Extension Presentation Linkbase Document